Expenses by Nature - Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Provisions	$ 7,075	$ 21,902
Expenses	21,890	82,070
Cash Outlays	24,054	41,218
Pilgrim’s Food Masters [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Provisions	1,578	14,980
Expenses	(793)	34,774
Cash Outlays	4,668	14,452
Pilgrims Europe Central [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Provisions	5,497	2,571
Expenses	21,782	27,965
Cash Outlays	18,919	23,585
Previous programs substantially completed [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Provisions		4,351
Expenses	901	19,331
Cash Outlays	$ 467	$ 3,181